Financial Instruments - Summary of Carrying Value and Fair Value of Each Category of Financial Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of financial assets [line items]
Financial assets investments - at fair value	₨ 911	$ 12	₨ 48,865	$ 648	₨ 1,595
Short term investments -Bank deposits	80,633	1,070	10,368
Derivative financial assets	6,922	92	778
Cash and cash equivalents	50,598	671	72,291
Restricted cash and cash equivalents	960	13	1,040
Carrying amount [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value	911	12	48,865
Other non-current assets	49,384	655	47,959
Trade and other receivable	51,898	688	65,470
Short term investments -Bank deposits	80,633	1,070	10,368
Other investments	246,577	3,270	281,744
Derivative financial assets	6,947	92	778
Cash and cash equivalents	50,598	671	72,291
Restricted cash and cash equivalents	960	13	1,040
Financial assets	487,908	6,471	528,515
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value	911	12	48,865
Other non-current assets	49,384	655	47,959
Trade and other receivable	51,898	688	65,470
Short term investments -Bank deposits	80,633	1,070	10,368
Other investments	246,577	3,270	281,744
Derivative financial assets	6,947	92	778
Cash and cash equivalents	50,598	671	72,291
Restricted cash and cash equivalents	960	13	1,040
Financial assets	487,908	$ 6,471	528,515
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value	500		47,717
Trade and other receivable	506		2,267
Other investments	246,577		281,744
Derivative financial assets	2,760		302
Financial assets	250,343		332,030
Financial Liabilities Measured At Fair Value through Other Comprehensive Income Category [member]
Disclosure of financial assets [line items]
Financial assets investments - at fair value	411		1,148
Financial assets	411		1,148
Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [line items]
Other non-current assets	49,384		47,959
Trade and other receivable	51,392		63,203
Short term investments -Bank deposits	80,633		10,368
Cash and cash equivalents	50,598		72,291
Restricted cash and cash equivalents	960		1,040
Financial assets	232,967		194,861
Derivatives used for hedging [member]
Disclosure of financial assets [line items]
Derivative financial assets	4,187		476
Financial assets	₨ 4,187		₨ 476